Investments in Affiliates (Summarized Financial Information for Affiliates, Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 271,878	¥ 238,040	¥ 227,582
Operating income (loss)	12,643	(19,853)	(28,683)
Income (loss) from continuing operations	(57,057)	(79,390)	(85,026)
Net income (loss)	(57,057)	(79,390)	(85,026)
Net income (loss) attributable to shareholders' of the affiliates	(59,721)	(78,742)	(84,613)
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Operating revenues	1,207,344	991,113	911,020
Operating income (loss)	132,026	168,368	171,193
Income (loss) from continuing operations	95,374	127,466	122,511
Net income (loss)	95,374	127,466	122,511
Net income (loss) attributable to shareholders' of the affiliates	¥ 95,340	¥ 127,468	¥ 122,324